Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of inventory

For the year ended December 31	2024	2023
Wireless devices and accessories	239	190
Merchandise and other	181	275
Total inventory	420	465